SCHEDULE OF ESTIMATED LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	Sep. 30, 2024
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years